FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        114 ANN LEE RD.
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052


DATE OF REPORTING PERIOD:                               MARCH 31, 2006

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)


                                                             Value
Quantity                                                   (Note 1)

COMMON STOCK - 99.67%
           Advertising Industry - 0.46%
  1,300    Monster Worldwide, Inc. ...................       64,818
  1,200    Omnicom Group..............................       99,900
                                                        -----------
                                                            164,718
                                                        -----------

           Aerospace/Defense Industry -- 0.04%
    200    Rockwell Automation Inc. ..................       14,382
                                                        -----------

           Air Transport Industry -- 0.22%
  2,200    Gateway, Incorporated......................        4,818
  4,050    Southwest Airlines Company.................       72,859
                                                        -----------
                                                             77,677
                                                        -----------

           Auto Parts (OEM) Industry -- 0.18%
    700    Arvinmeritor...............................       10,437
    600    Superior Industries International..........       11,616
  1,300    Synovus Financial Corporation..............       35,217
  1,800    Visteon Corp...............................        8,280
                                                        -----------
                                                             65,550
                                                        -----------

           Auto Parts (Replacement) Industry -- 2.08%
 16,850    Genuine Parts Company......................      738,535
                                                        -----------

           Bank Industry -- 10.67%
  5,100    BB&T Corporation...........................      199,920
 30,906    Bank of America Corporation................    1,407,459
  3,000    Bank of New York Company Incorporated......      108,120
    900    Capital One Financial......................       72,468

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Bank Industry (Continued)
  3,200    Citigroup Incorporated.....................     151,168
    600    Keycorp....................................      22,080
  1,100    M & T Bank Corp. ..........................     125,554
  1,100    PNC Financial Services Group...............      74,040
    900    State Street Corp..........................      54,387
  1,500    Suntrust Banks.............................     109,140
  8,200    Wachovia Corporation.......................     459,610
  6,104    Washington Mutual Incorporated.............     260,152
 11,700    Wells Fargo and Company....................     747,279
                                                       -----------
                                                         3,791,378
                                                       -----------

           Bank (Midwest) Industry -- 2.29%
  1,100    Comerica Incorporated......................      63,767
  2,700    Fifth Third Bankcorp.......................     106,272
  5,400    Mellon Financial Group.....................     192,240
  3,700    National City Corporation..................     129,130
  1,100    Northern Trust.............................      57,750
  8,728    US Bankcorp (New)..........................     266,204
                                                       -----------
                                                           815,363
                                                       -----------

           Beverage (Soft Drink) Industry -- 2.5%
  2,500    Coca Cola Enterprises Incorporated.........      50,850
 14,510    Pepsico Incorporated.......................     838,533
                                                       -----------
                                                           889,383
                                                       -----------

           Biotechnology Research & Development-- 0.11%
    800    Biogen Idec Incorporated...................      37,680
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)


                                                             Value
 Quantity                                                 (Note 1)
           Business Services (Other) Industry --0.07%
  1,300    Convergys Corporation......................      23,673
                                                       -----------

           Chemical (Diversified) Industry -- 0.80%
  2,700    Air Products and Chemicals Incorporated....     181,413
  1,400    Millipore Corporation......................     102,284
                                                       -----------
                                                           283,697
                                                       -----------

           Chemical (Specialty) Industry -- 0.48%
  2,600    Praxair Incorporated.......................     143,390
    400    Sigma Aldrich Corporation..................      26,316
                                                       -----------
                                                           169,706
                                                       -----------

           Communication Services
           (Diversified)Industry -- 0.92%
 12,775    Sprint Nextel Corporation..................     330,106
                                                       -----------

           Computer Integrated Systems Design-- 0.07%
    600    Fiserv Inc. Company........................      25,530
                                                       -----------

           Computer & Peripherals Industry -- 3.71%
  3,200    3Com Corporation...........................      16,384
  4,000    Apple Computer Incorporated................     250,880
 15,400    Dell Inc...................................     458,304
  7,400    EMC Corporation/Mass.......................     100,862
 10,100    Hewlett Packard Company....................     332,290
  1,800    Ingram Micro Inc...........................      36,000
    124    MIPS Technologies, Inc.....................         925
    900    Silicon Graphics Incorporated..............         393

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Computer & Peripherals Industry
           (Continued)
 11,200    Sun Microsystems Incorporated..............      57,456
  6,125    Symbol Technologies Inc. ..................      64,802
                                                       -----------
                                                         1,318,296
                                                       -----------

           Computer Networks Industry -- 0.19
  1,200    Comverse TechnologyIncorporated............      28,236
  1,100    Network Appliance Inc......................      39,633
                                                       -----------
                                                            67,869
                                                       -----------

           Computer Related Business Services -- 0.0%
    300    Adaptec Inc Com............................       1,659
                                                       -----------

           Computer Software & Services Industry -- 6.64%
  1,600    Adobe Sys Incorporated.....................      55,920
  2,600    Automatic Data Processing Incorporated.....     118,768
  3,750    CA Incorporated............................     102,037
  2,200    Ciena Corporation..........................      11,462
    400    Citrix Systems Incorporated................      15,160
  3,000    Compuware Corporation......................      23,490
  3,685    First Data Corporation.....................     172,532
 52,600    Microsoft Corporation......................   1,431,246
    900    Nvidia Corp................................      51,534
 27,529    Oracle Corporation.........................     376,872
                                                       -----------
                                                         2,359,021
                                                       -----------

           Consumer & Business Services Industry -- 0.28%
  1,500    Paychex Inc.................................     62,490
    200    Reynolds & Reynolds Class A.................      5,680

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Consumer & Business Services Industry
           (Continued)
    800    Robert Half Intl Inc. .....................      30,888
                                                       -----------
                                                            99,058
                                                       -----------

           Diversified Company Industry -- 0.56%
  2,100    Hillenbrand Industries.....................     115,479
  2,500    Service Corporation International..........      19,500
  1,700    Thermo Electron Corporation................      63,053
                                                       -----------
                                                           198,032
                                                       -----------

           Drug Industry -- 3.75%
  3,200    AmerisourceBergen Corp.....................     154,464
  4,600    Amgen Incorporated.........................     334,650
  4,400    Eli Lilly and Company......................     243,320
  4,200    Forest Labs Inc............................     187,446
    700    Genzyme Corporation - General Division.....      47,054
    200    Indevus Pharmaceuticals....................       1,240
  1,049    Medco Health Solutions, Inc. ..............      60,024
  8,700    Merck and Company Incorporated.............     306,501
                                                       -----------
                                                         1,334,699
                                                       -----------

           Drugstore Industry -- 1.55%
  2,200    Longs Drugstores Corporation...............     101,816
    800    Rite Aid Corporation.......................       3,200
 10,300    Walgreen Company...........................     444,239
                                                       -----------
                                                           549,255
                                                       -----------

           Electric and Other Utility Services
           Combined -- 0.08%
  2,100    Sierra Pacific Resources, Incorporated.....      29,001
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Electric Utility (West) Industry -- 0.42%
  7,000    Puget Energy Inc. .........................     148,260
                                                       -----------

           Electrical Equipment Industry -- 1.25%
  1,600    Avnet Inc Com..............................      40,608
  2,300    Corning Incorporated.......................      61,916
  1,800    Emerson Electric Company...................     150,534
  1,600    Grainger, WW Incorporated..................     120,560
  1,600    Maxim Integrated Products..................      59,440
    600    Qlogic Corp................................      11,610
                                                       -----------
                                                           444,668
                                                       -----------

           Electronics Industry -- 0.13%
    900    Thomas and Betts Corporation...............      46,242
                                                       -----------

           Entertainment Industry -- 0.08%
    800    Univision Communications...................      27,576
                                                       -----------

           Environmental Industry -- 0.60%
  7,200    AutoNation Incorporated....................     155,160
  1,000    Flowserve Corp.............................      58,340
                                                       -----------
                                                           213,500
                                                       -----------

           Financial Services Industry -- 5.01%
  7,800    American Express Company...................     409,890
  1,560    Ameriprise Financial Inc. .................      70,294
  1,700    Deluxe Corporation.........................      44,489
  3,400    Franklin Resources Incorporated............     320,416
  2,000    H&R Block Incorporated.....................      43,300

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Financial Services Industry
           (Continued)
    900    Janus Capital..............................      20,853
  6,040    Morgan Stanley.............................     379,433
    400    Price T Rowe...............................      31,284
  2,100    Prudential Financial.......................     159,201
 17,550    Schwab (Chas) Corporation..................     302,035
                                                       -----------
                                                         1,781,195
                                                       -----------

           Food Processing Industry -- 2.78%
  1,100    Campbell Soup..............................      35,640
  4,400    General Mills Incorporated.................     222,992
  3,100    Kellogg Company............................     136,524
  8,800    The Hershey Company........................     459,624
  2,100    Wm Wrigley Jr Company......................     134,400
                                                       -----------
                                                           989,180
                                                       -----------

           Food Wholesalers Industry -- 1.07%
 11,900    Sysco Corporation..........................     381,395
                                                       -----------

           Foreign Telecommunication Industry -- 0.09%
 10,400    Nortel Networks Corpor.....................      31,720
                                                       -----------

           Furniture/Home Furnishings Industry -- 0.10%
  1,400    Leggett & Platt............................      34,118
                                                       -----------

           Grocery Industry -- 0.12%
  1,652    Albertsons Incorporated....................      42,407
                                                       -----------

           Healthcare Info Systems Industry -- 0.53%
  3,600    McKesson HBOC Incorporated.................     187,668
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Healthcare Plans Industry -- 0.33%
  1,500    WellPoint Incorporated.....................     116,145
                                                       -----------

           Heavy Construction Industry -- 0.13%
  3,200    Global Industries Ltd. ....................      46,368
                                                       -----------

           Home Appliance Industry -- 0.10%
    400    Whirlpool Corporation......................      36,588
                                                       -----------

           Homebuilding Industry -- 0.11%
  1,200    D.R. Horton Inc............................      39,864
                                                       -----------

           Household Products Industry -- 0.42%
  1,982    Newell Rubbermaid Incorporated.............      49,926
  1,700    Procter & Gamble Company...................      97,971
                                                       -----------
                                                           147,897
                                                       -----------

           Independent Oil & Gas Industry -- 0.24%
    700    EOG Resources..............................      50,400
    800    XTO Energy Incorporated....................      34,856
                                                       -----------
                                                            85,256
                                                       -----------

           Industrial Services Industry -- 0.12%
    600    Nabors Inds Inc............................      42,948
                                                       -----------

           Insurance (Diversified) Industry -- 4.58%
 11,773    American International Group...............     778,078
  1,200    Lincoln National Corporation...............      65,508
  4,000    Lowe's Companies Incorporated..............     257,760
    600    MBIA Inc ..................................      36,078

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Insurance (Diversified) Industry
           (Continued)
  1,500    MGIC Investment Corporation................      99,945
  2,400    Marsh and Mclennan Companies...............      70,464
  4,213    St. Paul Travelers Companies...............     176,061
  7,000    UnumProvident Corporation..................     143,360
                                                       -----------
                                                         1,627,254
                                                       -----------

           Insurance (Life) Industry -- 0.40%
  2,000    AFLAC Incorporated.........................      90,260
    900    Jefferson Pilot Corporation................      50,346
                                                       -----------
                                                           140,606
                                                       -----------

           Insurance (Property/Casualty)Industry -- 2.17%
  4,400    Allstate Corporation.......................     229,284
  1,100    American National Insurance................     123,288
    900    Chubb Corporation..........................      85,896
    661    Cincinnati Financial.......................      27,808
  1,400    Hartford Financial Services Group..........     112,770
  1,500    Progressive Corporation....................     156,390
    700    Safeco Corporation.........................      35,147
                                                       -----------
                                                           770,583
                                                       -----------

           Internet Auction Industry -- 0.37%
  3,400    EBay Incorporated..........................     132,600
                                                       -----------

           Internet Software & Services Industry --  0.20%
  4,149    Symantec Corporation.......................      69,828
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Machinery (Construction & Mining)
           Industry -- 0.73%
  1,300    Caterpillar Incorporated...................      93,353
  2,100    Deere and Company..........................     166,005
                                                       -----------
                                                           259,358
                                                       -----------

           Machinery Industry -- 0.24%
    200    Snap On Incorporated.......................       7,624
  1,500    Stanley Works..............................      75,990
                                                       -----------
                                                            83,614
                                                       -----------

           Management Services Industry -- 0.01%
    338    Gartner Incorporated.......................       4,715
                                                       -----------

           Manufacturing - Communications /
           Industrial Products-- 0.06%
  4,700    JDS Uniphase...............................      19,599
                                                       -----------

           Manufacturing - Electronics,
           General-- 0.43%
  2,100    American Power Conversion..................      48,531
  3,125    Molex Incorporated.........................     103,750
                                                       -----------
                                                           152,281
                                                       -----------

           Manufacturing (General) Industry -- 0.32%
  1,800    Diebold, Inc...............................      73,980
    900    Lexmark International......................      40,842
                                                       -----------
                                                           114,822
                                                       -----------

           Medical - Clinical Supplies & Services-- 0.18%
    400    Laboratory Corp............................      23,392
    800    Quest Diagnostics Incorporated.............      41,040
                                                       -----------
                                                            64,432
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Medical Services Industry -- 1.63%
  2,600    IMS Health.................................      67,002
  9,200    Unitedhealth Group Inc. ...................     513,912
                                                       -----------
                                                           580,914
                                                       -----------

           Medical Supplies Industry -- 4.58%
  8,100    Abbott Laboratories........................     344,007
  2,200    Baxter International Incorporated..........      85,382
    700    Becton Dickinson and Company...............      43,106
  3,475    Biomet, Incorporated.......................     123,432
  4,800    Boston Scientific Corporation..............     110,640
    500    Cardinal Health Incorporated...............      37,260
  1,000    Guidant Corporation........................      78,060
  7,600    Medtronic Incorporated.....................     385,700
  9,400    Stryker Corporation........................     416,796
    116    Viasys Healthcare, Inc. ...................       3,489
                                                       -----------
                                                         1,627,872
                                                       -----------

           Metal Fabricating Industry -- 1.72%
  4,700    Illinois Tool Works Incorporated...........     452,657
                                                       -----------

           Natural Gas (Distribution) Industry
           -- .39%
  4,600    WGL Holdings...............................     139,932
                                                       -----------

           Natural Gas (Diversified) Industry --
           0.92%
  1,100    Burlington Resources Incorporated..........     101,101
  5,500    Keyspan Corporation........................     224,785
                                                       -----------
                                                           325,886
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Newspaper Industry -- 0.51%
  2,500    Gannett Incorporated.......................     149,800
  1,190    Tribune Company............................      32,642
                                                       -----------
                                                           182,442
                                                       -----------

           Office Equipment & Supplies Industry -- 0.97%
  2,300    Ikon Office Solutions Incorporated.........      32,775
  1,000    Office Depot Incorporated..................      37,240
  5,000    Pitney Bowes Incorporated..................     214,650
  1,050    Staples Incorporated.......................      26,796
  2,100    Xerox Corporation..........................      31,920
                                                       -----------
                                                           343,381
                                                       -----------

           Oil Exploration Industry -- 0.03%
    212    Cimarex Energy Co. ........................       9,171
                                                       -----------

           Oil and Gas Refining & Marketing
           Industry -- 0.12%
    300    Amerada Hess Corporation...................      42,720
                                                       -----------
                                                       -----------


           Oilfield Services/Equipment Industry -- 1.57%
    600    Baker Hughes Incorporated..................      41,040
    400    Cooper Cameron Corporation.................      17,632
    400    Ensco International Incorporated...........      20,580
  1,266    Global Santa Fe Corporation................      76,910
  1,400    Halliburton Company........................     102,228
    400    Helmerich and Payne Incorporated...........      27,928
    595    National-Oil Well Incorproated.............      38,151
    600    Noble Corporation..........................      48,660
    700    Rowan Companies Incorporated...............      30,772

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Oilfield Services/Equipment Industry
           (Continued)
  1,936    Transocean Inc. ...........................     155,461
                                                       -----------
                                                           559,362
                                                       -----------

           Packaging & Container Industry -- 1.13%
  3,100    Aptargroup Inc. ...........................     171,275
  1,800    Bemis Company Incorporated.................      56,844
  2,700    Sealed Air Corporation.....................     156,249
    550    Sonoco Products Company....................      18,629
                                                       -----------
                                                           402,997
                                                       -----------

           Paper & Forest Products Industry -- 0.18%
     48    Kadant, Inc................................      1,090
  1,700    Plum Creek Timber..........................      62,781
                                                       -----------
                                                            63,871
                                                       -----------

           Petroleum (Integrated) Industry -- 2.12%
 10,116    Devon Energy Corporation...................     618,796
  2,400    Murphy Oil Corporation.....................     119,568
    200    Sunoco Incorporated........................      15,514
                                                       -----------
                                                           753,878
                                                       -----------

           Petroleum (Producing) Industry -- 1.86%
  5,664    Anadarko Petroleum Corporation.............     572,121
    900    Apache Corporation.........................      58,959
    600    Pogo Producing Company.....................      30,150
                                                       -----------
                                                           661,230
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Pharmaceutical Research and
           Development-- 0.19%
    700    Gilead Sciences Inc. ......................      43,554
    580    Hospira Incorporated.......................      22,887
                                                       -----------
                                                            66,441
                                                       -----------

           Publishing Industry -- 0.32%
  2,000    Mcgraw Hill Company Incorporated...........     115,240
                                                       -----------

           Railroad Industry -- 1.03%
  2,300    CSX Corp...................................     137,540
  4,200    Norfolk Southern Corporation...............     227,094
                                                       -----------
                                                           364,634
                                                       -----------

           Real Estate Investment Trust-- 0.50%
  5,300    Equity Office Properties...................     177,974
                                                       -----------

           Recreation Industry -- 0.06%
  2,000    Six Flags Inc..............................      20,360
                                                       -----------

           Rental & Leasing Industry -- 0.12%
  1,200    United Rentals.............................      41,400
                                                       -----------

           Real Estate, Other-- 1.71%
 11,200    AMB Property...............................     607,824
                                                       -----------

           Restaurant Industry -- 0.18%
    700    Darden Restaurants Inc. ...................      28,721
  1,000    McDonalds Corporation......................      34,360
                                                       -----------
                                                            63,081
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Retail - Televisions, Radios, and
           Electronics-- 0.43%
  1,575    Best Buy...................................      88,090
  2,500    Circuit City Corporation...................      61,200
    200    Radio Shack Corporation.....................      3,846
                                                       -----------
                                                           153,136
                                                       -----------

           Retail (Special Lines) Industry -- 0.12%
  1,100    Tiffany & Co ..............................      41,294
                                                       -----------

           Retail Building Supply Industry -- 1.48%
 12,400    Home Depot Incorporated....................     524,520
                                                       -----------

           Retail Store Industry -- 1.74%
  1,400    American Eagle Outfitters,Incorporated.....      41,804
    800    BJ's Wholesale Club Incorporated...........      25,208
  4,300    Borders Group, Incorporated................     108,532
  3,200    CVS Corporation............................      95,584
  2,176    Dollar General.............................      38,450
  4,200    Federated Department Stores................     306,600
    100    Foot Locker Inc. ..........................       2,388
                                                       -----------
                                                           618,566
                                                       -----------

           Securities Brokerage Industry -- 0.94%
  4,200    Merrill Lynch and Company Incorporated.....     330,792
     87    Piper Jaffray Companies....................       4,785
                                                       -----------
                                                           335,577
                                                       -----------

           Semiconductor Industry -- 2.44%
  1,800    Altera Corporation.........................      37,152
  2,200    Analog Devices Incorporated................      84,238

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Semiconductor Industry (Continued)
  1,800    Broadcom Corp..............................      77,688
 21,500    Intel Corporation..........................     418,390
  1,800    LSI Logic..................................      20,808
  2,200    Micron Technology Incorporated.............      32,384
  1,800    National Semiconductor Company.............      50,112
  3,300    Texas Instruments..........................     107,151
  1,500    Xilinx Inc Com.............................      38,190
                                                       -----------
                                                           866,113
                                                       -----------

           Semiconductor Capital Equipment
           Industry -- 0.45%
  5,900    Applied Materials Incorporated.............     103,309
  1,000    KLA-Tencor Corporation.....................      48,360
    400    Novellus Systems Incorporated..............       9,600
                                                       -----------
                                                           161,269
                                                       -----------

           Specialty Eateries Industry -- 0.02%
    200    Starbucks Corporation......................       7,526
                                                       -----------

           Steel (General) Industry -- 0.02%
    400    Worthington Industries Incorporated........       8,024
                                                       -----------

           Telecommunication Equipment Industry -- 1.60%
    200    ADC Telecommunications.....................       5,118
    111    Agilent Technologies Inc. .................       4,168
    300    Andrew Corporation.........................       3,684
 24,700    Cisco Systems Incorporated.................     535,249
  1,400    Tellabs Incorporated.......................      22,260
                                                       -----------
                                                           570,479
                                                       -----------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                 (Note 1)
           Telecommunication Services Industry -- 3.18%
 19,813    A T & T Corporation........................     535,744
  1,800    Alltel Corporation.........................     116,550
 10,700    Bellsouth Corporation......................     370,755
  3,200    Verizon Communications.....................     108,992
                                                       -----------
                                                         1,132,041
                                                       -----------

           Thrift Industry -- 2.34%
  4,300    Federal Home Loan Mortgage Association.....     262,300
 11,100    Federal National Mortgage Association......     570,540
                                                       -----------
                                                           832,840
                                                       -----------

           Toiletries/Cosmetics Industry -- 0.54%
  6,200    Avon Products Incorporated.................     193,254
                                                       -----------

           Transportation Industry -- 0.45%
  3,100    Harley-Davidson Inc........................     160,828
                                                       -----------


           Transportation Services Industry -- 1.56%
  1,278    Sabre Holdings Corporation................      30,071
  6,600    United Parcel Service.....................     523,908
                                                      -----------
                                                          553,979
                                                      -----------

           Total common stocks (cost $23,101,511)....  35,429,668
                                                      -----------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.33%........     116,183
                                                      -----------

Total Net Assets.....................................$  35,545,851
                                                      ============

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CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

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